OTHER INTANGIBLE ASSETS - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Estimated amortisation expense [Abstract]
2023	$ 1,200	$ 800	$ 400
2024	800	500
2025	300
Impairment charges	$ 0	$ 0	$ 777